STOCK-BASED COMPENSATION (Schedule of Stock Option Activity for Subsidiary) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Number of options
Options exercisable at end of period	48,375	191,900
AU10TIX Technologies B.V [Member]
Number of options
Options outstanding, beginning balance	667,350	858,625
Options granted	18,000	118,100
Options exercised	(258,125)	(241,000)
Options Forfeited	(326,850)	(68,375)
Options outstanding, ending balance	100,375	667,350	858,625
Stock Option, Weighted Average Exercise Price
Options outstanding, beginning balance	$ 0.94	$ 0.67
Options granted	4.75	2.78
Options exercised	0.01	0.01
Forfeited	0.8	3.92
Options outstanding, ending balance	$ 2.34	$ 0.94	$ 0.67
Stock Option, Additional Disclosures
Weighted average remaining contractual term	7 years	7 years	6 years